Unrecognized contractual commitments (telecom activities)	12 Months Ended
Dec. 31, 2022
Unrecognized contractual commitments (telecom activities)
Unrecognized contractual commitments (telecom activities)

Note 16    Unrecognized contractual commitments (telecom activities)

Only the contractual commitments and off-balance sheet commitments of the entities controlled by the Group are presented below.

At December 31, 2022, Orange is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned in this note.

16.1    Operating activities commitments

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	12,462	5,097	4,851	2,514
Operating leases commitments	148	45	76	26
Handsets purchase commitments	2,573	1,820	746	6
Transmission capacity purchase commitments	1,621	236	585	800
Other goods and services purchase commitments	5,036	1,785	2,270	981
Investment commitments	1,559	858	587	114
Public Initiative Networks commitments(1)	63	13	20	30
Guarantees granted to third parties in the ordinary course of business	1,462	338	567	556
(1)	Including unrecognized contractual commitments carried by Orange SA in the context of the deployment of the High and Very High Speed network in France. The unrecognized contractual commitments relating to Orange Concessions' group are presented in Note 11.3.

Lease commitments

Lease commitments include property leases relating to contracts for which the underlying asset will be available after December°31, 2022 and leases for which the Group applies the exemptions allowed by IFRS 16 (see Note 9).

(in millions of euros)	Minimum future
lease payments
Property lease commitments	122
o/w technical activities	32
o/w shops/offices activities	90

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	Between	Between	Between	Between	More than
	future	one year	one and	two and	three and	four and	five years
	lease		two years	three years	four years	five years
payments
Property lease commitments	122	35	24	16	19	6	22

Lease commitments correspond to the outstanding minimum future lease payments until the normal date of renewal of the leases or the earliest possible termination date.

Property lease commitments in France represent 31% of all property lease commitments.

Handsets purchase commitments

Handsets purchase commitments amounted to 2,573 million euros at December 31, 2022 and correspond mainly to the balance of commitments relating to contracts signed in 2021 and spread over a 3 year period.

Transmission capacity purchase commitments

Transmission capacity purchase commitments at December 31, 2022 represented 1,621 million euros. They include an agreement on the use of an FTTH network in Spain for 849 million euros and 364 million euros for the provision of satellite transmission capacity (the maturity of these commitments extends until 2026, depending on the contract).

Other purchase commitments goods and services

The Group’s other purchase commitments for goods and services mainly relate to network operation and maintenance.

At December 31, 2022, these commitments included:

–  energy purchase commitments for an amount of 1,289 million euros;

–  commitments relating to co-financed and leased lines for an amount of 652 million euros;

–  the purchase of broadcasting rights for an amount of 486 million euros;

–  hosting services for active equipment for mobile sites under a “built-to-suit” agreement for an amount of 466 million euros;

–  site management service contracts (“TowerCos”) signed in Africa: these commitments represent an amount of 321 million euros;

–  the maintenance of submarine cable for which Orange has joint ownership or user rights, for an amount of 234 million euros;

–  network maintenance for an amount of 218 million euros;

–  commitments to partners in the field of sports for an amount of 179 million euros.

Investment commitments

At the end of December 2022, investment commitments amounted to 1,559 million euros.

In addition of commitments expressed in monetary terms, the Group has made commitments to national regulatory authorities, such as ensuring a certain coverage of the population by its fixed and mobile networks, particularly in connection with the assignment of licenses and in respect of quality of service. These commitments will require capital expenditure in future years to roll out and enhance the networks. They are not shown in the above statement of commitments related to operating activities if they have not been expressed in monetary terms, which is usually the case. The Group has accordingly agreed to meet the following conditions:

In France:

−  when Arcep awarded several spectrum blocks in the 700 MHz and 3.5 GHz bands for the territories of Réunion and Mayotte in 2022:

–  a network coverage obligation of 7 predefined zones by 2025;

–  an obligation to provide two sites by 2024.

–  the obligations included in the authorization to use 5G spectrum in the 3.4–3.8 GHz band issued to Orange on November 12, 2020 are as follows:

–  the roll-out of sites (3,000 sites by the end of 2022, 8,000 sites by the end of 2024 and 10,500 sites by the end of 2025), 25% of which must be located in rural areas or industrial areas outside of very densely populated areas,

–  widespread availability of a 5G service at all sites by the end of 2030, an obligation that may be met either with the 3.4-3.8 GHz band or another band;

–  the provision of a speed of at least 240 Mbits/s per segment from 75% of sites by the end of 2022, 85% of sites by the end of 2024, 90% of sites by the end of 2025 and 100% of sites by the end of 2030,

–  coverage of the main highways by the end of 2025 and major roads by the end of 2027,

–  the provision of differentiated services and the activation of the IPv6 (Internet Protocol version 6) network protocol.

In addition, the commitments made by Orange to participate in the first stage of the procedure, which enabled it to obtain 50 MHz at a reserve price, became obligations in the authorization issued:

–  from the end of 2023, Orange will have to provide a fixed offer from sites using the 3.5 GHz band and a fixed offer to cover premises that benefit from fixed-access radio network services,

–  Orange will have to meet reasonable requests for the provision of services from private sector companies and public sector structures, provide indoor coverage, offer hosting for mobile virtual network operators (MVNOs) and be transparent about network failures and planned roll-outs.

–  pursuant to the provisions of Article L. 33-13 of the French Postal and Electronic Communications Code regarding coverage in sparsely populated areas:

–  Orange proposed to commit to ensuring that, within its FTTH roll-out scope in the AMII (Appel à manifestation d’intérêt – Call for Investment Intentions) area, and unless refused by third parties, 100% of homes and professional premises would have access to FTTH sales offers by the end of 2020 (including a maximum 8% of premises connectable on demand) and that 100% of homes and professional premises would be made connectable by the end of 2022. Subsequent to an opinion from Arcep, these proposals were accepted by the government in July 2018;

–  outside of the AMII area, Orange proposed that it make roll-out commitments as part of AMEL (Appel à manifestation d'engagements locaux – Call for Local Commitments) procedures in the Vienne, Haute-Vienne, Deux-Sèvres and Lot-et-Garonne departments;

–  lastly, Orange proposed to make commitments outside of the AMII and AMEL areas in the following departments: Orne, Hautes-Pyrénées, Yvelines, Territoire-de-Belfort, Guadeloupe and Martinique.

–  on January 14, 2018, the Orange group and the other French mobile operators signed an agreement (the “New Deal”) to ensure better mobile coverage of the French mainland and particularly rural areas. This agreement includes enhanced coverage obligations, which are included for the 2018–2021 period in our existing licenses in the 900 MHz, 1,800 MHz and 2,100 MHz bands, and for the post-2021 period in the new 900 MHz, 1,800 MHz and 2,100 MHz licenses awarded on November 15, 2018:

–  targeted programs for the improvement of coverage, with the coverage of 5,000 areas per operator by 2029;

–  the widespread roll-out of 4G by the end of 2020 on almost all existing mobile sites;

–  acceleration of the coverage of transportation routes, ensuring that the main roads and railways have 4G coverage;

–  the supply of a fixed 4G service and the extension of the service to 500 additional sites upon request from the government by 2020;

–  the widespread provision of telephone coverage indoors, proposing voice over Wi-Fi, SMS over Wi-Fi offers and on-demand offers involving the indoor coverage of buildings;

–  improved reception quality across France, particularly in rural areas, with good coverage (according to Arcep Decision No. 2016-1678 relating to publications providing information on mobile coverage) by 2024–2027.

–  in 2015, in France, when the spectrum in the 700 MHz band was allocated:

–  coverage obligations in “priority roll-out areas” (40% of the country within 5 years, 92% within 12 years and 97.7% within 15 years) and in “white areas” not yet covered by a broadband network (100% within 12 years), at the level of priority main roads (100% within 15 years) and at the level of the national rail network (60% within 7 years, 80% within 12 years and 90% within 15 years).

–  in 2011, in France, when the spectrum in the 2.6 GHz and 800 MHz bands was allocated:

–  an optional commitment to host mobile virtual network operators (MVNOs) on certain technical and pricing terms under Full MVNO schemes;

–  a coverage obligation for mobile access with theoretical maximum download speeds of at least 60 Mbits/s per user (25% of the country within 4 years and 75% within 12 years for the 2.6 GHz band; 98% of the country within 12 years and 99.6% within 15 years for the 800 MHz band) which can be met by using both the allocated spectrum and other spectrum;

–  for the 800 MHz band, specifically: a coverage obligation in priority areas (40% of the country within 5 years, 90% within 10 years) with no obligation to provide roaming services, a coverage obligation in each department (90% within 12 years, 95% within 15 years) and an obligation to pool resources in communities covered by the “white area” program.

In Europe:

−  when licenses were awarded in the 700, 900, 1,800 and 2,100 MHz bands in Belgium in 2022:

–  a network coverage obligation of the population with an outdoor download quality of service of 6 Mbits/s (70% within one year, 99.5% within 2 years and 99.8% within 6 years);

–  a coverage obligation for 15 railway lines with a minimum speed of 10 Mbits/s for 98% of locations by the end of 2024.

−  when a 4G license was awarded in the 2,100 MHz band in Poland in 2022, a coverage obligation of 20% of the population with a minimum speed of 144 kb/s.

−  when two spectrum blocks were awarded in the 700 MHz band and one block in the 3.4-3.8 GHz band in Romania in 2022:

–  a network coverage obligation of 95% in 80 municipalities classified as "white areas" (60 municipalities within 4 years and 80 within 6 years);

–  an indoor network coverage obligation of 70% of the population with a minimum speed of 92 kb/s in rural areas and 85 kb/s in urban areas within 6 years;

–  a network coverage obligation of 95% of the modern railway network and highways including new projects under construction (85% within 4 years and 95% within 6 years);

–  a network coverage obligation of 85% of international airports with a minimum speed of 100 Mbits/s within 2 years;

–  an obligation to develop 2,000 network stations allowing a minimum network speed of 100 Mbits/s nationwide (including 200 stations to be built in Bucharest within 2 years, 500 stations to be built outside Bucharest within 2 years, 1,200 stations to be built outside Bucharest within 4 years and 1,800 stations to be built outside Bucharest within 8 years).

–  in 2021 in Spain, when the two license blocks in the 700 MHz band were allocated:

–  a network coverage obligation of municipalities with a population of more than 50,000 (30% in one year, 70% in 3 years and 100% in 4 years);

–  network coverage obligation of airports, ports, railway stations and main roads for municipalities with more than 50,000 inhabitants by the end of 2025.

–  when a 5G license in the 700 MHz band was awarded in Slovakia in 2020:

–  an obligation to provide 5G services using a new radio access network within 2 years of the award;

–  a coverage obligation of 95% of the population of the regional capitals by the end of 2025, 90% of the population outside the regional capitals and 70% of the total population by the end of 2027.

In Africa & Middle-East:

–  when a 5G license in the 3 500 MHz band was awarded in Jordan in 2022, a coverage obligation of the main interests spots within 3 years, a coverage obligation of 50% of the population within 4 years and 75% within 9 years.

–  in 2020, in Burkina Faso, when the 4G license was granted and the 2G and 3G licenses renewed, a coverage obligation of 60 new localities over 8 years and main roads over 6 years.

–  in 2016, in Egypt, when the 4G license was granted, a coverage obligation of 4G for 11% of the population in 1 year, 42.5% in 4 years, 69.5% in 6 years and 70% in 10 years.

Non-compliance with these obligations could result in fines and other sanctions, ultimately including the withdrawal of licenses awarded. Management believes that the Group is able to fulfill these commitments to the government authorities.

Guarantees granted to third parties in the ordinary course of business

Commitments made by the Group to third parties in the ordinary course of business represented 1,462 million euros at December°31, 2022. They include 739 million euros of performance guarantees granted to some of its B2B customers, in particular in the context of network security and remote access.

The amount of guarantees granted by the Group to third parties (financial institutions, partners, customers and government agencies) to cover the performance of the contractual obligations of non-consolidated entities is not material. Guarantees granted by the Group to cover the performance of the contractual obligations of the consolidated subsidiaries are not considered as unrecognized contractual commitments, as they would not increase the Group’s commitments by comparison with the underlying obligations of the consolidated subsidiaries.

16.2    Consolidation scope commitments

Asset and liability warranties granted in relation to disposals

Under the terms of disposal agreements between Group companies and the acquirers of certain assets, the Group is subject to warranty clauses relating to assets and liabilities. Nearly all material disposal agreements provide for caps on these warranties.

At December 31, 2022, the main warranties in effect are as follows:

–  a warranty given to BT as part of the EE sale, backed 50/50 by the Orange group and Deutsche Telekom as tax and fundamental warranties, except for events ascribable solely to one or the other, and capped at the contractually set price of disposal of 5.1 billion pounds sterling (5.8 billion euros converted at the exchange rate at December 31, 2022) for Orange’s share, which will expire in 2023;

–  fundamental warranties granted to the HIN consortium in connection with the disposal of Orange Concessions (50% of the capital sold in 2021), expiring 3 years after the date of the transaction, and tax warranties expiring 60 days after the end of the statutory limitation periods;

–  warranties granted to the APG group in connection with the disposal of the FiberCo in Poland (50% of the capital sold in 2021), which will expire at the end of 18 months, with the exception of the tax and fundamental warranties, which will expire after 7 and 6 years, respectively;

–  miscellaneous standard warranties granted to buyers of real estate sold by the Group.

Orange believes that the risk of all these warranties being enforced is remote or that the potential consequences of their being enforced are not material with respect to the Group’s results and financial position.

Asset and liability warranties received in relation to acquisitions

Under the terms of acquisition agreements between Group companies and the transferors of certain assets, the Group has received warranty clauses relating to assets and liabilities. Nearly all material acquisition agreements provide for caps on these warranties.

At December 31, 2022, the main warranties in effect are as follows:

–  standard and specific capped warranties obtained from Hellenic Telecommunications Organization S.A. in connection with the acquisition of Telekom Romania Communications, which will expire on March 31, 2023 (with respect to general representations and warranties) and September 30, 2028 (with respect to fundamental warranties). Some specific capped allowances have also been obtained, for up to 10 years.

Orange believes that the risk of all these warranties being enforced is remote or that the potential consequences of their being enforced are not material with respect to the Group's results and financial position.

Commitments relating to securities

Under the terms of agreements with third parties, Orange can make or receive commitments to purchase or to sell securities. The ongoing commitments at December 31, 2022 are not likely to have material impacts on the Group’s financial position.

Orange Tunisie

Under the terms of the shareholders’ agreement with Investec dated May 20, 2009, Orange has a call option giving it the right to purchase at market value 1% of the share capital of Orange Tunisie plus one share, subject to regulatory authorizations. If this option were exercised, Orange would take control of Orange Tunisie. Investec would then have the right to sell to Orange 15% of the share capital of Orange Tunisie at market value.

Orange Concessions

Under the terms of the shareholders' agreement signed on March 27, 2021, which became effective on November 3, 2021, with the HIN consortium (made up of La Banque des Territoires, Caisse des Dépôts, CNP Assurances and EDF), Orange has a call option that can be exercised in fiscal year 2026 enabling it to acquire at market value 1% of the voting rights of Orange Concessions, subject to the award of the authorizations.

FiberCo in Poland

Under the terms of the shareholders' agreement with APG Group signed on April 11, 2021, Orange has a call option that can be exercised from fiscal year 2027 giving it the right to purchase at market value 1% of the share capital of Światłowód Inwestycje Sp.z o.o., subject to the award of the authorizations.

16.3    Financing commitments

The Group’s main commitments related to financial payables are set out in Note 14.

Orange has pledged (or given as guarantees) certain investment securities and other assets to financial lending institutions or used them as collateral to cover bank loans and credit facilities.

Guarantees granted to some lenders to finance consolidated subsidiaries are not set out below.

Assets covered by commitments

The items presented below do not include the impact of the regulation on the transferability of the assets or the possibility of contractual restrictions in network asset sharing agreements.

As of December 31, 2022 Orange had no material pledges on its subsidiaries’ securities.

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Assets held under leases	1,134	998	716
Non-current pledged, mortgaged or receivership assets(1)	20	21	20
Collateralized current assets	2	2	2
Total	1,157	1,021	739

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 13.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangible assets, net (excluding goodwill)	14,892	19	—%
Property, plant and equipment, net	31,630	2	—%
Non-current financial assets	977	—	—
Other(1)	34,480	—	—
Total	81,978	20	—%

(1)	This item mainly includes net goodwill, interests in associates, net deferred tax assets, non-current derivatives assets and rights-of-use.